ORGANIZATION AND BASIS OF PRESENTATION (Tables)	12 Months Ended
Dec. 31, 2018
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Schedule of Subsidiaries
(a)	As of December 31, 2018, subsidiaries of the Company and its consolidated variable interest entities included the following entities:

Entities	Date of establishment/acquisition	Place of establishment	Percentage of ownership by the Company	Principal activities
Subsidiaries
Ascendium Group Limited (“Ascendium”)	September 10, 2007	British Virgin Islands (“BVI”)	100%	Investment holding
Concord Medical Investment Management Ltd.	October 28, 2016	BVI	100%	Investment holding
Our Medical Services Limited (“OMS”)	August 22, 1996	BVI	100%	Investment holding
Medstar Overseas Ltd. (“Medstar Overseas”)	September 22, 2011	BVI	100%	Investment holding
Cyber Medical Networks Limited (“Cyber”)	May 26, 2006	Hong Kong	100%	Investment holding
China Medical Services Holdings Limited (“CMS Holdings”)	July 18, 2008	Hong Kong	100%	Investment holding
King Cheers Holdings Limited (“King Cheers”)	May 18, 2001	Hong Kong	100%	Investment holding
Shenzhen Aohua Medical Technology Development Co., Ltd. (“Aohua Technology ”)	February 21, 2008	PRC	60%	Leasing of medical equipment and provision of management services
Medstar (Shanghai) Leasing Co., Ltd. (“Shanghai Medstar”) **	March 21, 2003	PRC	100%	Leasing of medical equipment and provision of management services
Beijing MeizhongJiahe Hospital Management Co., Ltd. (“MHM”) *	July 23, 2008	PRC	60%	Provision of management services
Beijing Yundu Internet Technology Co., Ltd. (“Yundu”)	July 26, 2007	PRC	60%	Provision of management services
Tianjin Concord Medical Technology Limited (“Tianjin Concord Medical”)	April 22, 2010	PRC	100%	Leasing of medical equipment and provision of management services
Guangzhou Jinkangshenyou Investment Co., Ltd. (“JKSY”)	August 12, 2010	PRC	100%	Leasing of medical equipment
Guangzhou Concord Cancer Center (“Guangzhou Concord Cancer Hospital”)	June 29, 2011	PRC	48%	Group’s medical treatment and service business
CCM (Hong Kong) Medical Investments Limited (“CCM (HK)”)	June 03, 2013	Hong Kong	85.71%	Investment holding

Entities	Date of establishment/acquisition	Place of establishment	Percentage of ownership by the Company	Principal activities
Shenzhen Concord Medical Investment Limited (“SZ CMS”)	January 10, 2014	PRC	60%	Investment holding
Shanghai Concord Cancer Center Co., Ltd (“SHC”)	March 17, 2014	PRC	60.26%	Group’s medical treatment and service business
Global Medical Imaging (HongKong) Ltd. (“GMI”)	May 26, 2014	Hong Kong	100%	Investment holding
Datong Meizhong Jiahe Cancer Center (“DTMZ”)	October 23, 2014	PRC	60%	Group’s medical treatment and service business
Wuxi Concord Medical Development Ltd. ("Wuxi Concord”)	December 29, 2015	PRC	100%	Group’s medical treatment and service business
Concord Hospital Management Group Ltd. (“CHMG”)	July 7, 2015	Hong Kong	100%	Group’s medical treatment and service business
Beijing Concord Medical Technology Ltd.(“BJCMT”)**	January 4, 2016	PRC	100%	Provision of management services
Shanghai Taifeng Medical Technology Ltd (“Taifeng”) **	March 30, 2016	PRC	60%	Group’s medical treatment and service business
Taizhou Concord Leasing Co., Ltd.**	April 20, 2016	PRC	100%	Group’s medical treatment and service business
Guofu Huimei (Tianjin) Investment Management Partnership Firm (LP) (“Guofu Huimei”) (note 4)	October 8, 2018	PRC	100%	Investment holding
Beijing Century Friendship Science & Technology Development Co., Ltd (“Beijing Century Friendship”) (note 4)	October 8, 2018	PRC	60%	Group’s medical treatment and service business
Beijing Proton Medical Center Co., Ltd (“BPMC”) (note 4)	October 8, 2018	PRC	58%	Group’s medical treatment and service business
Shanghai Meizhong Jiahe Cancer Center Co., Ltd. (“CMCC”) (note 4)	October 8, 2018	PRC	55.42%	Group’s medical treatment and service business

VIE
ZR ConcordHealthcare Investment Fund SP (“SP”)	November 2016	Cayman Islands	25%	Investment holding

Subsidiaries of VIE
US Proton Therapy Holdings Limited (“Proton BVI”)	May 16, 2011	BVI	25%	Investment holding
US Proton Therapy Holdings Limited (“US Proton”)	June 29, 2011	United States of America	25%	Investment holding
Concord Medical Services (International) Pte. Ltd. (“China Medstar”) (formerly known as China Medstar Pte. Limited)	August 8, 2003	Singapore	25%	Investment holding
Concord Healthcare Singapore Pte. Ltd. (“CHS”)	April 1, 2015	Singapore	25%	Group’s medical treatment and service business

* On August 27, 2015, the Group changed the name of CMS Hospital Management Co., Ltd. (“CHM”) to Beijing MeizhongJiahe Hospital Management Co., Ltd. (“MHM”), providing management service to the Group’s existing network.

Schedule of financial information
The following tables represent the financial information of the VIE and its subsidiaries as of December 31, 2017 and 2018 and for the years ended December 31, 2017 and 2018 before eliminating the intercompany balances and transactions between the VIE and its subsidiaries and other entities within the Group:

	As at December 31,	As at December 31,
	2017	2018	2018
	RMB	RMB	US$
ASSETS
Current assets:
Cash	13,161	15,935	2,318
Restricted cash, current portion	42	-	-
Accounts receivable (net of allowance of RMB 73 (US$ 11 ) as of December 31, 2018)	3,985	4,494	654
Inventories	1,399	1,946	283
Prepayments and other current assets	1,988	1,986	289
Amount due from inter-companies*	-	80,523	11,711
Total current assets	20,575	104,884	15,255

Non-current assets:
Property, plant and equipment, net	279,240	281,395	40,927
Intangible assets, net	202	100	15
Deposits for non-current assets	172	-	-
Long-term investments	195,040	31,496	4,581
Other non-current assets	481	464	67
Total non-current assets	475,135	313,455	45,590

Total assets	495,710	418,339	60,845

	As at December 31,	As at December 31,
	2017	2018	2018
	RMB	RMB	US$
Current liabilities:
Accounts payable	1,978	462	67
Accrued expenses and other liabilities	21,321	42,681	6,208
Income tax payable	-	2,870	417
Amount due to inter-companies*	54,563	-	-
Total current liabilities	77,862	46,013	6,692

Non-current liabilities:
Deferred tax liabilities	8,316	-	-
Accrued unrecognized tax benefits & surcharge, non current portion	-	20,208	2,939
Mandatorily redeemable noncontrolling interests	396,281	434,216	63,154
Total non-current liabilities	404,597	454,424	66,093

Total liabilities	482,459	500,437	72,785

* Amount due from/to inter-companies represented receivable/payable balances of VIE and its subsidiaries due from/to other subsidiaries within the Group.

	As at December 31,	As at December 31,
	2017	2018	2018
	RMB	RMB	US$
Net revenues	28,673	41,350	6,014
Net loss	(141,188)	(95,788)	(13,931)

	As at December 31,	As at December 31,
	2017	2018	2018
	RMB	RMB	US$
Net cash used in operating activities	(54,113)	(260,884)	(37,944)
Net cash (used in) generated from investing activities	(5,582)	221,130	32,162
Net cash generated from financing activities	56,787	41,886	6,092
Exchange rate effect on cash, net	748	600	87
(Decrease) increase in cash and cash equivalents	(2,160)	2,732	397